Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

     In the end, 1998 was one of our better years. As I write this letter, 1998 and the events that shaped its markets, seem like ancient history---so much are we immersed in the day-to-day flow of events and resulting market volatility.

     1998 was another record year for Northeast Investors Growth Fund as the total return of 33.34% exceeded that of the S&P 500 Index (28.58%), and that recorded for the Dow Jones Industrial Average (18.5%). Our record for the past four years has been very satisfactory as well and is set forth below.

            S&P 500     Northeast Investors Growth
            -------     --------------------------
1995        37.62%                36.46%
1996        22.96%                24.60%
1997        33.36%                37.28%
1998        28.58%                33.34%

     In 1998, the size of the fund almost doubled, $109 million vs. $211 million at year end. The number of shareholders increased by 2,809 to a new high of 6,580; the number of shares outstanding increased by 3,467,000 to 10,325,000, and sales of the fund---new purchases of shares--- comfortably exceeded redemptions. In addition, our expense ratio continued to decrease, and we hope the continued growth in the asset base and a careful monitoring of the expenses will see this ratio continue to decline.

     On the investment side, our largest ten investments comprised just under one-third of the assets. America Online, Inc. is our largest holding; our original investment of $1,389,000 has grown to $9,600,000 at year-end. Technology and technology-related investments represent about 21% of the fund's portfolio; banking and financial services are about 27% of the holdings; drug and health care investments account for about 16%. Going forward, we anticipate adding to holdings in these areas as opportunities are found.

     Looking back, the markets were particularly volatile in 1998. For example, there were sixty-two trading days when the DJIA was either up or down at least 100 points. During the approximate 20% decline---from early July through mid-October---we saw most of the gain in our market value eliminated, only to have a complete market turnaround, beginning about mid-October, which ultimately led to a strong close as reflected in our net asset value on December 31.

     In many instances, we have taken advantage of the opportunities afforded by this market volatility in making investment decisions and will continue trying to do so in the future.

     Going forward, we remain committed to investments in areas of growing opportunities and with companies with deep roots and honorable managements. We particularly favor investments in companies producing products that are known and used in our everyday lives.

     As in the past, I encourage shareholders to contact me with any questions regarding the fund at any time. For those of you non-shareholders reading this report for the first time, we hope you will join us in this endeavor as well.

     Again, we are delighted with the results of the past year. In fact, we are most pleased with the performance and direction of the fund since its inception in 1980.

                        Ever sincerely,


                        /s/ William A. Oates, Jr.
                        William A. Oates, Jr.
                        President

January 23, 1999

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Portfolio Transactions (unaudited)

January 1, 1998-December 31, 1998
---------------------------------

Additions to Existing Holdings

                                                      Additions          Now Own
--------------------------------------------------------------------------------
Abbott Laboratories                                    20,400             30,600
America Online, Inc.                                   49,400             60,000
American Express Company                               19,700             28,800
American Home Products Corp.                           17,400             29,200
BankBoston Corporation                                 66,000            126,000
Boston Scientific Corporation                          17,100             34,000
Cabot Corporation                                      15,000             33,000
Chase Manhattan Corporation                            17,300             23,800
Chevron Corporation                                     2,700             26,700
Chubb Corporation                                      44,200             59,200
Cisco Systems, Inc.                                    40,750             68,950
Coca-Cola Company                                      38,300             52,300
Eastman Kodak Company                                   6,800             14,300
Eli Lilly & Company                                    17,700             46,100
Fifth Third Bancorp                                    17,575             42,325
First Security Corporation                             49,925            103,175
Fleet Financial Group, Inc.                            43,200             65,600
Fort James Corporation                                  7,700             22,400
General Electric Company                               25,100             64,100
General Motors Corporation                              8,500             12,200
Glaxo Wellcome PLC-Spons ADR                            8,000             19,900
Home Depot, Inc.                                       32,425             44,050
International Business Machines                         4,600             16,400
Johnson & Johnson                                       9,200             26,200
Lucent Technologies, Inc.                              10,700             30,400
Medtronic, Inc.                                         1,700             25,500
Mellon Bank Corporation                                65,300             94,700
Merck & Company, Inc.                                  19,700             33,300
Microsoft Corporation                                  24,600             48,000
Monsanto Company                                       30,900             46,000
Morgan Stanley Dean Witter & Co.                       31,200             43,410
National Bancorp of Alaska, Inc.                       24,750             32,000
Pepsico, Inc.                                          10,000             40,000
Pfizer, Inc.                                           10,000             47,150
Pioneer Hi-Bred International, Inc.                    53,500             63,500
Procter & Gamble Company                                6,300             35,300
Saville Systems Ireland Spons ADR                       4,600             19,200
State Street Corporation                               16,700             45,200
St. Paul Companies, Inc.                               30,100             37,900
Time Warner, Inc.                                      75,900            107,400
Triarc Companies                                        9,500             50,000
Warner Lambert Company                                 43,950             59,575
Washington Mutual, Inc.                               146,450            164,050
Zions Bancorporation                                   67,100            107,100

Portfolio Transactions (unaudited)

January 1, 1998-December 31, 1998
---------------------------------

New Holdings
                                                                         Now Own
--------------------------------------------------------------------------------
Bristol Myers Squibb Company                                              29,900
CVS Corporation                                                           41,800
Cabot Industrial Trust                                                    68,900
Dell Computer Corporation                                                 43,400
Donaldson, Lufkin & Jenrette, Inc.                                        37,600
EMC Corporation                                                           33,600
Entremed Corporation                                                      22,200
Exxon Corporation                                                         18,700
McGraw-Hill Companies, Inc.                                               21,400
MCI Worldcom, Inc.                                                        29,800
J P Morgan & Company                                                      24,500
Ohio Casualty Corporation                                                 31,400
Philip Morris Companies, Inc.                                             19,900
Polaris Industries, Inc.                                                  24,700
Staples, Inc.                                                             68,400
Tellabs, Inc.                                                             17,500
Vodafone Group PLC-Spons ADR                                               6,800
Wal-Mart Stores, Inc.                                                     48,000
Yahoo! Inc.                                                                9,800

Eliminations/Reductions of Holdings

                                                        Sold             Now Own
--------------------------------------------------------------------------------
AT&T Corporation                                       23,100                  0
Astra AB Spons ADR A                                   33,466                  0
Baker Hughes, Inc.                                     10,900                  0
Bell & Howell Company                                  17,500                  0
Hewlett-Packard Company                                 4,000             15,900
Beneficial Corporation                                 13,400                  0
Compaq Computer                                         8,000                  0
Crescent Real Estate Equities Company                  15,750                  0
Diebold, Inc.                                          12,950                  0
Dow Jones & Company, Inc.                              16,900                  0
First Data Corporation                                 18,700                  0
General Re Corporation                                 11,100                  0
Ionics, Inc.                                           11,700                  0
Isis Pharmaceuticals, Inc.                             20,000                  0
Minnesota Mining & Manufacturing Co.                    6,000                  0
Mirage Resorts, Inc.                                   16,500                  0
Motorola, Inc.                                          8,000                  0
Quaker Oats Company                                    16,050                  0
Riggs National Corporation                             41,000                  0
Schlumberger Ltd.                                      11,800                  0
Sealed Air Corporation                                 10,900                  0
Thermo Electron Corporation                            12,000                  0
V. F. Corporation                                      15,200                  0

--------------------------------------------------------------------------------
Page 2

Ten Largest Investment Holdings (unaudited)

December 31, 1998
--------------------------------------------------------------------------------

Ten Largest Investment Holdings

                                            Market          (Continued)                                      Market
                                 Cost       Value                                                 Cost       Value
------------------------------------------------------------------------------------------------------------------------------------
America Online, Inc.         $1,389,106  $9,600,000         Mellon Bank Corporation             5,600,692   6,510,625
Zions Bancorporation          3,925,416   6,680,362         Cisco Systems, Inc.                 2,844,095   6,399,422
Time Warner, Inc.             3,193,793   6,665,513         Washington Mutual, Inc.             5,971,041   6,264,659
Microsoft Corporation         2,049,954   6,657,000         Pfizer, Inc.                        2,684,695   5,893,750
General Electric Company      4,073,183   6,542,206         Merck & Company                     3,509,593   4,911,750

Tax Information

     For Federal Income Tax purposes, the following infor m ation is furnished with respect to the distributions of the Fund during its calendar year ended December 31, 1998.

           June 10, 1998                             December 16, 1998
Net Investment Income           $0.00        Net Investment Income     $0.050
Short-Term Capital Gains         0.00        Short-Term Capital Gains   0.005
Long-Term Capital Gains          0.05        Long-Term Capital Gains    0.490

     Under the Internal Revenue Code, 100% of ordinary income distri butions paid to shareholders may be taken into account as a dividend for purposes of the deduction for dividends received by corporations (section 243, as amended). Pursuant to section 852 of the Internal Revenue Code, the Fund hereby designates $5,154,688 as capital gain for taxable year ended December 31, 1998.

Average Annual Total Return (unaudited)

          One year ended December 31, 1998 ........... 33.34%
          Five years ended December 31, 1998 ......... 25.48%
          Ten years ended December 31, 1998 .......... 19.30%

Net Asset Value Per Share (unaudited)

                    January-      April-       July-           October-
                    March         June         September       December
                    -------       ----         ---------       ---------
1998    High        $18.03        $19.25       $20.27          $20.51
        Low         $15.01        $17.80       $15.68          $14.97

--------------------------------------------------------------------------------
                    January-      April-       July-           October-
                    March         June         September       December
                    -------       ----         ---------       ---------
1997    High        $13.65        $14.87       $16.19          $16.69
        Low         $12.06        $12.14       $14.80          $14.89

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Performance Graph-Ten Years (1988-1998)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding fiscal years to the cumulative total share return on the Standard & Poor's 500 Index, assuming an investment of $10,000 in both at their closing prices on December 31, 1988 and reinvest ment of dividends and capital gains. For management's discussion of the Growth Fund's fiscal year 1998 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

                                     1988        1989        1990        1991        1992
Northeast Investors Growth Fund     $10,000     $13,273     $13,475     $18,448     $18,314
Standard & Poor's 500 Index         $10,000     $13,170     $12,756     $16,634     $17,899

                                    1993        1994        1995        1996        1997        1998
Northeast Investors Growth Fund    $18,760     $18,747     $25,583     $31,876     $43,759     $58,349
Standard & Poor's 500 Index        $19,692     $19,948     $27,453     $33,756     $45,017     $57,882

--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Schedule of Investments-
December 31, 1998

Common Stocks-                                           Market    Percent of
                                       Number of          Value           Net
Name of Issuer                            Shares       (Note B)        Assets
--------------------------------------------------------------------------------
Automobile & Truck
--------------------------------------------------------------------------------
General Motors Corporation ............   12,200    $   858,575       0.4%

Banks
--------------------------------------------------------------------------------
BankBoston Corporation* ...............  126,000      4,906,125
Chase Manhattan Corporation ...........   23,800      1,624,350
Fifth Third Bancorp ...................   42,325      3,018,302
First American Corporation ............   26,400      1,171,500
First  Security Corporation ...........  103,175      2,411,716
Fleet Financial Group, Inc. ...........   65,600      2,931,500
J P Morgan & Company ..................   24,500      2,597,000
Mellon Bank Corporation ...............   94,700      6,510,625
National Bancorp of Alaska, Inc. ......   32,000      1,080,000
Republic Security Corporation .........  191,456      2,321,404
Washington Mutual, Inc. ...............  164,050      6,264,659
Zions Bancorporation ..................  107,100      6,680,362
                                                     ----------
                                                     41,517,543      19.7%
Biotechnology
--------------------------------------------------------------------------------
Entremed, Inc.^ .......................   22,200        466,200
Pioneer Hi-Bred International, Inc ....   63,500      1,682,750
                                                     ----------
                                                      2,148,950       1.0%
Chemical
--------------------------------------------------------------------------------
Cabot Corporation .....................   33,000        921,937
Monsanto Company ......................   46,000      2,162,000
                                                     ----------
                                                      3,083,937       1.5%
Computer  & Data Processing
--------------------------------------------------------------------------------
Dell Computer Corporation^ ............   43,400      3,176,337
EMC Corporation^ ......................   33,600      2,856,000
Hewlett-Packard Company ...............   15,900      1,089,150
International Business Machines .......   16,400      3,023,750
                                                     ----------
                                                     10,145,237       4.8%
Computer Software & Services
--------------------------------------------------------------------------------
America Online, Inc.^ .................   60,000      9,600,000
Microsoft Corporation^* ...............   48,000      6,657,000
Parametric Technology Corporation^ ....   36,200        592,775
Saville Systems Ireland Spons ADR^ ....   19,200        364,800
Yahoo!, Inc^  .........................    9,800      2,321,987
                                                     ----------
                                                     19,536,562       9.3%
Cosmetics & Toiletries
--------------------------------------------------------------------------------
Gillette Company* .....................   52,200      2,495,813       1.2%

--------------------------------------------------------------------------------
                                                                          Page 5

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Common Stocks-continued
                                                         Market    Percent of
                                       Number of          Value           Net
Name of Issuer                            Shares       (Note B)        Assets
--------------------------------------------------------------------------------
Diversified Operations
--------------------------------------------------------------------------------
General Electric Company ..............   64,100    $ 6,542,206
Philip Morris Companies, Inc. .........   19,900      1,069,625
Triarc Companies^ .....................   50,000        800,000
                                                    -----------
                                                      8,411,831       4.0%
Drug Stores
--------------------------------------------------------------------------------
CVS Corporation .......................   41,800      2,299,000       1.1%

Electronics
--------------------------------------------------------------------------------
Cisco Systems, Inc.^ ..................   68,950      6,399,422
Intel Corporation .....................   37,400      4,434,238
Lucent Technologies, Inc. .............   30,400      3,344,000
                                                    -----------
                                                     14,177,660       6.7%
Entertainment
--------------------------------------------------------------------------------
Carnival Corporation ..................   29,800      1,430,400
Time Warner, Inc. .....................  107,400      6,665,513
Walt Disney Company* ..................  155,000      4,611,250
                                                    -----------
                                                     12,707,163       6.0%
Financial Services
--------------------------------------------------------------------------------
American Express Company ..............   28,800      2,944,800
Donaldson, Lufkin, & Jenrette, Inc ....   37,600      1,541,600
Eaton Vance Corporation ...............  123,400      2,575,975
H & R Block, Inc. .....................   10,200        459,000
Morgan Stanley Dean Witter & Co. ......   43,410      3,082,110
Paine Webber Group, Inc. ..............   34,500      1,332,562
State Street Corporation ..............   45,200      3,152,700
                                                    -----------
                                                     15,088,747       7.1%
Food & Beverage
--------------------------------------------------------------------------------
Coca-Cola Company .....................   52,300      3,504,100
Pepsico, Inc. .........................   40,000      1,635,000
                                                    -----------
                                                      5,139,100       2.4%
Health Care
--------------------------------------------------------------------------------
American Home Products Corporation ....   29,200      1,646,150
Johnson & Johnson .....................   26,200      2,197,525
Warner Lambert Company ................   59,575      4,479,295
                                                    -----------
                                                      8,322,970       3.9%
Household Products
--------------------------------------------------------------------------------
Procter & Gamble Company* .............   35,300      3,223,331       1.5%

--------------------------------------------------------------------------------
Page 6                                         See Notes To Financial Statements


Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Common Stocks-continued
                                                         Market    Percent of
                                       Number of          Value           Net
Name of Issuer                            Shares       (Note B)        Assets
--------------------------------------------------------------------------------
Industrial Services & Manufacturing
--------------------------------------------------------------------------------
Caterpillar, Inc. .....................   23,000    $ 1,058,000       0.5%

Insurance
--------------------------------------------------------------------------------
American International Group, Inc. .... 21,037.5      2,032,748
Chubb Corporation .....................   59,200      3,833,200
Ohio Casualty Corporation .............   31,400      1,291,325
St. Paul Companies ....................   37,900      1,317,025
                                                     ----------
                                                      8,474,298       4.0%
Medical Supplies
--------------------------------------------------------------------------------
Boston Scientific Corporation^ ........   34,000        911,625
Medtronic, Inc. .......................   25,500      1,894,172
                                                     ----------
                                                      2,805,797       1.3%
Office Equipment
--------------------------------------------------------------------------------
Staples, Inc.^ ........................   68,400      2,988,225
Xerox Corporation .....................   20,400      2,407,200
                                                     ----------
                                                      5,395,425       2.6%
Paper & Forest Products
--------------------------------------------------------------------------------
Fort James Corporation ................   22,400        896,000       0.4%

Petroleum, Coal & Gas
--------------------------------------------------------------------------------
Chevron Corporation ...................   26,700      2,214,431
Exxon Corporation .....................   18,700      1,367,438
Mobil Corporation .....................    7,000        609,875
Royal Dutch Petroleum .................   40,000      1,915,000
                                                     ----------
                                                      6,106,744       2.9%
Pharmaceuticals
--------------------------------------------------------------------------------
Abbott Laboratories ...................   30,600      1,499,400
Bristol Myers Squibb Company ..........   29,900      4,000,994
Eli Lilly & Company ...................   46,100      4,097,138
Glaxo Wellcome PLC-Spons ADR ..........   19,900      1,383,050
Merck & Company, Inc.* ................   33,300      4,911,750
Pfizer, Inc.* .........................   47,150      5,893,750
                                                     ----------
                                                     21,786,082      10.3%
Precision Instruments
--------------------------------------------------------------------------------
Eastman Kodak Company .................   14,300      1,029,600       0.5%

Publishing & Printing
--------------------------------------------------------------------------------
McGraw-Hill Companies, Inc. ...........   21,400      2,180,125
New York Times Company-Class A ........   35,000      1,214,063
                                                     ----------
                                                      3,394,188       1.6%

--------------------------------------------------------------------------------
                                                                          Page 7

Northeast Investors Growth Fund
--------------------------------------------------------------------------------


Common Stocks-continued
                                                         Market    Percent of
                                       Number of          Value           Net
Name of Issuer                            Shares       (Note B)        Assets
--------------------------------------------------------------------------------
Real Estate
--------------------------------------------------------------------------------
Cabot Industrial Trust ................   68,900    $ 1,408,144       0.7%

Recreation & Leisure
--------------------------------------------------------------------------------
Polaris Industries, Inc. ..............   24,700        967,931       0.5%

Retail
--------------------------------------------------------------------------------
Home Depot, Inc. ......................   44,050      2,695,309
Wal-Mart Stores, Inc. .................   48,000      3,909,000
                                                     ----------
                                                      6,604,309       3.1%

Telecommunications
--------------------------------------------------------------------------------
MCI WorldCom, Inc.^  ..................   29,800      2,138,150
Tellabs, Inc.^ ........................   17,500      1,199,844
Vodafone Group PLC-Spons ADR ..........    6,800      1,095,650
                                                     ----------
                                                      4,433,644       2.1%
--------------------------------------------------------------------------------
Total Common Stocks (Cost-$131,547,000)            $213,516,581     101.1%
--------------------------------------------------------------------------------

Repurchase Agreement                       Face
--------------------------------------------------------------------------------
Investors Bank & Trust Company Repurchase Agreement,
4.25% due January 4, 1999 ............$1,617,128      1,617,128        .8%
                                                   ------------     -----
Total Repurchase Agreement (Cost-$1,617,128)+         1,617,128
                                                   ------------
Total Investments (Cost-$133,164,128)              $215,133,709     101.9%
                                                   ============     =====

     + Acquired on December 31, 1998. Collateralized by $1,698,137 of various U.S. government mortgage-backed securities, due through 04/01/2022. The maturity value is $1,617,892. As an operating policy, the Fund, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements -(see Note F)
     * Pledged to collateralize short-term borrowings (See Note G)
     ^ Non-income producing.
     ADR stands for American Depository Receipt representing ownership of foreign securities.

--------------------------------------------------------------------------------
Page 8 The accompanying notes are an integral part of the financial statements.

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Statement of Assets
and Liabilities

December 31, 1998

Assets
Investments-at market value
(cost $133,164,128) - Notes B, D & F .............   $ 215,133,709
Dividends and interest receivable ................         226,310
Receivable for shares of beneficial
   interest sold .................................       1,362,839
                                                       -----------
     Total Assets ................................     216,722,858
Liabilities
Payable for securities purchased .................       5,063,415
Payable for shares of beneficial interest
   repurchased ...................................         251,358
Accrued expenses .................................          57,872
Accrued investment advisory fee-
  Note C .........................................          91,364
                                                       -----------
     Total Liabilities ...........................       5,464,009
                                                       -----------
Net Assets .......................................   $ 211,258,849
                                                     =============

Net Assets Consist of - Note B:
Capital paid-in ..................................     129,403,302
Undistributed net investment
   income ........................................          31,789
Distributions in excess of net
   realized gains ................................        (144,285)
Net unrealized appreciation of
  investments ....................................      81,968,043
                                                       -----------

Net Assets, for 10,325,119 shares
   outstanding ...................................   $ 211,258,849
                                                     =============
Net Asset Value, offering price
   and redemption price per share
   ($211,258,849 / 10,325,119 shares) ............          $20.47
                                                             =====

Statement of Operations

Year Ended December 31, 1998

Investment Income

Dividends ........................................   $   1,892,251
Interest .........................................          21,670
                                                     -------------
     Total Income ................................       1,913,921

Expenses
Investment advisory fee-
    Note C .......................................   $     834,910
Administrative expenses
 and salaries ....................................         171,450
Interest-Note G ..................................         117,847
Printing, postage
    and stationery ...............................          68,424
Computer and
    related expenses .............................          44,894
Auditing fees ....................................          35,335
Registration and
    filing fees ..................................          32,836
Custodian fees ...................................          29,730
Legal  fees ......................................          18,485
Trustees  fees-Note C ............................           8,000
Insurance ........................................           2,375
Other expenses ...................................          20,553
                                                     -------------
  Total Expenses .................................       1,384,839
                                                     -------------
  Net Investment Income ..........................         529,082
                                                     -------------

Realized and Unrealized Gain
on Investments - Note B:
Net realized gain from investment
   transactions ..................................       5,367,820
Change in unrealized appreciation
   of investments ................................      37,027,890
                                                     -------------
Net Gain on Investments ..........................      42,395,710
                                                     -------------
Net Increase in Net Assets Resulting
   from Operations ...............................   $  42,924,792
                                                     =============
--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements. Page 9

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Statements of Changes
in Net Assets

                                                                               Years Ended December 31,
                                                                                 1998              1997
-------------------------------------------------------------------------------------------------------
Increase in Net Assets
From Operations:
   Net investment income .............................................  $     529,082     $     353,060
   Net realized gain from investment transactions ....................      5,367,820         4,479,634
   Change in unrealized appreciation of investments ..................     37,027,890        20,578,841
                                                                        -------------     -------------
          Net Increase in Net Assets Resulting from
          Operations .................................................     42,924,792        25,411,535
Distributions to Shareholders:
     From net investment income ......................................       (486,335)         (354,587)
     From net realized gains on investments ..........................     (5,203,325)       (4,924,443)
                                                                        -------------     -------------
        Total Distributions ..........................................     (5,689,660)       (5,279,030)

From Net Fund Share Transactions-Note E ..............................     65,434,064        28,182,395
                                                                        -------------     -------------
     Total Increase in Net Assets ....................................    102,669,196        48,314,900
Net Assets:
     Beginning of Period .............................................    108,589,653        60,274,753
                                                                        -------------     -------------
     End of Period (including undistributed net investment income
          of $31,789 and $0, respectively) ...........................  $ 211,258,849     $ 108,589,653
                                                                        =============     =============

--------------------------------------------------------------------------------
Page 10 The accompanying notes are an integral part of the financial statements.

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Notes to  the Financial Statements
for the period ended December 31, 1998

Note A-Organization

     Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

Note B-Significant Accounting Policies

     Significant accounting policies of the Fund are as follows:

     Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

     Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

     Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

     State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

     Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

     Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

     The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John R. Furman and John C. Emery are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Note D-Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $94,638,786 and $27,569,771, respectively, for the year ended December 31, 1998.

--------------------------------------------------------------------------------
                                                                         Page 11

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Note E-Shares of Beneficial Interest

     At December 31, 1998, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                                                        Years Ended December 31,
                                                                 1998                                   1997
                                                       ----------------------------         ------------------------------
                                                        Shares            Amount             Shares               Amount
                                                        ------            ------             ------               ------
Shares sold .....................................      6,132,271      $ 111,339,313         2,382,373           $67,324,344
Shares resulting from 3 for 1 stock split .......                                           3,977,737
Shares issued to shareholders in reinvestment of
     distributions from net investment income and
     realized gains from security transactions ..        274,986          5,161,310           310,254             4,955,941
                                                      ----------      --------------       ----------           -----------
                                                       6,407,257        116,500,623         6,670,364            72,280,285

Shares repurchased ..............................     (2,939,702)        (51,066,559)      (1,466,724)          (44,097,890)
                                                      ----------      --------------       ----------           -----------
   Net Increase .................................      3,467,555      $  65,434,064         5,203,640           $28,182,395
                                                      ==========      =============        ==========           ===========


Note F-Repurchase Agreement

     On a daily basis, the Fund invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G-Short-term Borrowings

     Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 1998, the Fund had unused lines of credit amounting to $10,000,000.

     The following information relates to aggregate short-term borrowings during the year ended December 31, 1998:

Average amount outstanding (total of daily outstanding principal balances divided by number of days during the year)..................... $1,599,763

Weighted average interest rate (actual interest expense on short-term borrowing divided by average short-term borrowings outstanding) ..... 6.72%

Note H-Other Tax Information

     For federal income tax purposes, the cost of investments owned at December 31, 1998 was $133,164,128. At December 31, 1998, gross unrealized appreciation of investments was $84,775,140 and gross unrealized depreciation was $2,805,559, resulting in net unrealized appreciation of $81,969,581.

Note I-Securities Lending

     The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 1998, the value of securities loaned and the value of collateral were $21,723,294 and $22,433,200, respectively. During the year ended December 31, 1998, income from securities lending amounted to $9,153 and is included in interest income.

--------------------------------------------------------------------------------

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

Financial Highlights

                                                                       Years Ended December 31
Per Share Data                      1998      1997      1996      1995      1994      1993      1992~     1991~     1990~     1989~
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value:
  Beginning of period .......   $  15.84  $  12.15  $  10.59  $   8.13  $   8.37  $   9.70  $  10.37  $   7.81  $   7.89  $   6.09
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Income From Investment
  Operations:
Net investment income .......       0.05       .06       .05       .07       .06       .07       .07       .09       .09       .08
Net realized and
  unrealized gain (loss)
  on investments ............       5.18      4.46      2.54      2.90      (.07)      .16      (.15)     2.77       .03      1.91
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Total  from investment
  operations ................       5.23      4.52      2.59      2.97      (.01)      .23      (.08)     2.86       .12      1.99
Less Distributions:
  Net investment income .....       (.05)     (.06)     (.05)     (.07)     (.06)     (.07)     (.07)     (.12)     (.09)     (.09)
  Capital gains .............      (0.55)     (.77)     (.98)     (.44)     (.17)    (1.49)     (.52)     (.18)     (.11)     (.10)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Total Distributions .........      (0.60)     (.83)    (1.03)     (.51)     (.23)    (1.56)     (.59)     (.30)     (.20)     (.19)
                                --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

Net asset value:
  End of period .............   $  20.47  $  15.84  $  12.15  $  10.59  $   8.13  $   8.37  $   9.70  $  10.37  $   7.81  $   7.89
                                ========  ========  ========  ========  ========  ========  ========  ========  ========  ========

Total Return ................      33.34%    37.28%    24.60%    36.46%     (.07%)    2.44%     (.73%)   36.91%     1.52%    32.73%
Ratios & Supplemental Data
Net assets end of
  period (000's omitted) ....   $211,259  $108,590  $ 60,275  $ 48,337  $ 35,459  $ 38,694  $ 42,609  $ 40,873  $ 27,189  $ 27,205
Ratio of operating
  expenses to average
  net assets ................       0.94%      .97%     1.21%     1.37%     1.53%     1.45%     1.42%     1.50%     1.74%     1.77%
Ratio of net investment
  income to average
  net assets ...... .........        .44%      .45%      .47%      .74%      .74%      .62%      .71%     1.02%     1.19%     1.11%
Portfolio turnover rate .....      18.54%    16.36%    25.27%    26.53%    25.55%    35.14%    28.91%    15.63%    37.18%    22.97%

~ Audited by other Auditors

# All per share data as of December 31, 1996 and earlier has been restated to reflect a 3 for 1 stock split effective September 25, 1997.

--------------------------------------------------------------------------------

Report of PricewaterhouseCoopers LLP
Independent  Accountants

To the Shareholders and Trustees of
Northeast Investors Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Northeast Investors Growth Fund (hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in comformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial highlights") are the responsiblity of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 1999

--------------------------------------------------------------------------------

                       This page intentionally left blank

                                   NORTHEAST
                             INVESTORS GROWTH FUND
                                 A NO-LOAD FUND

                                   [NE LOGO]

                            Nineteenth Annual Report

                               For the Year Ended

                               December 31, 1998

Trustees
--------------------------------------------------------------------------------
William A. Oates, Jr.               John R. Furman
Ernest E. Monrad                    John C. Emery
Robert B. Minturn, Jr.

Officers
--------------------------------------------------------------------------------
William A. Oates, Jr., President
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer
Bruce H Monrad, Vice President
Richard J Semple, Vice President

Investment Advisor
--------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.
    50 Congress Street
    Boston, Massachusetts  02109

Custodian
--------------------------------------------------------------------------------
Investors Bank & Trust Company
    200 Clarendon Street
    Boston, Massachusetts 02205

Legal Counsel
--------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, P.C.
        One Financial Center
        Boston, Massachusetts 02111

Transfer Agent
--------------------------------------------------------------------------------
Northeast Investors Growth Fund
            50 Congress Street
            Boston, Massachusetts 02109

Independent Accountants
--------------------------------------------------------------------------------
PricewaterhouseCoopers L.L.P
            One Post Office Square
            Boston, Massachusetts 02109

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                        Northeast Investors Growth Fund
                               50 Congress Street
                          Boston, Massachusetts 02109
                                 (800) 225-6704

--------------------------------------------------------------------------------
The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under the heading NEINV GR or Noeast Gr
--------------------------------------------------------------------------------